Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Shares Outstanding (Details) (10K) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Total stock warrants	2,694	2,694	2,694	0